SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
NOTE 14:-	Subsequent Events

a)
On September 16, 2013, the Company announced an agreement to combine Conduit's Client Connect business ("ClientConnect") with the Company in an all-stock transaction. On December 31, 2013 Conduit spun off its ClientConnect business, which includes its monetization and distribution platform for publishers and developers. On January 2, 2014 (the "closing date") the Company issued 54,753,582 shares to ClientConnect's selling shareholders, and 2,820,141 options to ClientConnect's option holders. Upon closing, the Company was owned 81% by the existing Conduit shareholders and option holders and 19% by existing Perion shareholders and option holders, on a fully diluted basis using the treasury stock method as defined in the agreement. The transaction has been accounted for as an acquisition of Perion by ClientConnect in accordance with Accounting Standards Codification Topic 805, "Business Combinations," using the acquisition method of accounting with ClientConnect as the accounting acquirer. Under these accounting standards, the total purchase price is calculated as follows:

(in thousands, except price per share)

Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,524,000

Perion closing price on January 2, 2014 (closing date)	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested (for accounting purposes only) Perion options	7,281

Total purchase price	$165,584

Fair value of Perion vested options represent the fair value of such options attributable to service prior to the closing  date using the stock price on the closing date as an input to the Binomial option-pricing model to determine the fair value of the options.

Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Perion acquired in the acquisition, based on their fair values at the closing date. The estimated fair values are preliminary and based on the information that was available as of the closing date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the closing date. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Amortizable intangible assets:
Acquired technology	$28,392
IP R&D	8,092
Tradename and other	13,439
Net assets assumed	4,568
Deferred tax liabilities	(7,584)

Net assets acquired	46,907
Goodwill	118,677

Total fair value considerations	$165,584

b)
On December 31, 2013, Conduit and ClientConnect entered into the Working Capital Financing Agreement pursuant to which Conduit undertook to make available to ClientConnect a credit line of up to $20 million. Any amounts withdrawn under the credit line are required to be used solely to finance payment related to the then-current working capital needs of the ClientConnect business. The outstanding principal amount under the credit line bears interest at the annual rate prescribed by Section 3(j) of the Tax Ordinance (currently 4.1% per annum). As of March 31, 2014, ClientConnect has borrowed $ 12.5 million under the credit line.  The credit line matures in April 2014.

c)
In November 2013, MyMail, Ltd., a non-practicing entity, filed a lawsuit in the Eastern District of Texas alleging that ClientConnect's toolbar technology infringes one of its U.S. patents issued in September 2012 and demanding an injunction and monetary payments. The Company believes that it has strong defenses against this lawsuit and intends to defend against it vigorously.

d)
Related party transactions

As a condition precedent to the closing of ClientConnect Acquisition on January 2, 2014, Conduit and ClientConnect entered into ancillary agreements. As a result of the ClientConnect Acquisition, two office holders of Conduit became members of the Company's Board of Directors and the major shareholders of Conduit also became major shareholders of the Company. Such directors and major shareholders are parties to or otherwise bound by some of such agreements.